Property, Plant and Equipment - Summary of Property, plant and equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	£ 343	£ 320
Charge for the year	90	95	£ 69
Ending Balance	281	343	320
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	978	889
Exchange differences	(51)	129
Additions	90	89
Disposals	(47)	(126)
Disposal through business disposal	(16)	(3)
Transfer to intangible assets	(11)
Transfer to assets classified as held for sale	(57)
Ending Balance	886	978	889
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(635)	(569)
Exchange differences	35	(88)
Charge for the year	(90)	(95)
Disposals	35	117
Disposal through business disposal	9
Transfer to assets classified as held for sale	41
Ending Balance	(605)	(635)	(569)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	169	167
Ending Balance	133	169	167
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	398	359
Exchange differences	(20)	44
Additions	26	26
Disposals	(13)	(26)
Disposal through business disposal	(11)	(1)
Reclassifications	5	(4)
Transfer to assets classified as held for sale	(55)
Ending Balance	330	398	359
Land and buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(229)	(192)
Exchange differences	12	(26)
Charge for the year	(35)	(34)
Disposals	9	22
Disposal through business disposal	6
Reclassifications		1
Transfer to assets classified as held for sale	40
Ending Balance	(197)	(229)	(192)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	154	131
Ending Balance	119	154	131
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	560	508
Exchange differences	(29)	83
Additions	40	59
Disposals	(34)	(100)
Disposal through business disposal	(5)	(2)
Reclassifications	8	12
Transfer to intangible assets	(11)
Transfer to assets classified as held for sale	(2)
Ending Balance	527	560	508
Plant and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(406)	(377)
Exchange differences	23	(62)
Charge for the year	(55)	(61)
Disposals	26	95
Disposal through business disposal	3
Reclassifications		(1)
Transfer to assets classified as held for sale	1
Ending Balance	(408)	(406)	(377)
Assets in course of construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	20	22
Ending Balance	29	20	22
Assets in course of construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	20	22
Exchange differences	(2)	2
Additions	24	4
Reclassifications	(13)	(8)
Ending Balance	£ 29	£ 20	£ 22